Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The income tax provision (benefit) for the years ended March 31, 2019 and 2018 and for the period from June 22, 2016 (inception) to March 31, 2017 was as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018	June 22, 2016 (inception) through March 31, 2017
Current:
Federal	$—	$—	$—
State	—	—	—
Current income tax provision (benefit)	—	—	—
Deferred:
Federal	(15,468)	(116,563)	(14,420)
State	(3,127)	(3,058)	(2,389)
Deferred income tax provision (benefit)	(18,595)	(119,621)	(16,809)
Total income tax provision (benefit)	$(18,595)	$(119,621)	$(16,809)

Schedule of Effective Income Tax Rate

The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018	June 22, 2016 (inception) through March 31, 2017
Statutory U.S. federal tax rate	21.0%	31.5%	35.0%
State income taxes (net of federal benefit)	3.5	3.6	3.6
Remeasurement of deferred tax assets and liabilities arising from the Tax Legislation	—	166.9	—
Research and development tax credit	1.6	2.4	0.5
Other	0.2	(0.5)	(0.1)
Effective income tax rate	26.3%	203.9%	39.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets (liabilities) as of March 31, 2019 and 2018 were as follows:

	March 31, 2019	March 31, 2018
Deferred tax assets and (liabilities):
Investment in the Joint Venture	$(190,448)	$(192,681)
Net operating loss carryover	19,958	9,757
Interest disallowance from the Joint Venture	7,711	—
Tax credits	2,786	1,621
Net deferred tax assets and (liabilities)	$(159,993)	$(181,303)
Reported as:
Non-current deferred tax assets	—	—
Non-current deferred tax liabilities	(159,993)	(181,303)
Net deferred tax assets and (liabilities)	$(159,993)	$(181,303)